Income taxes - Disclosure of deferred tax balances (Details) - CAD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Taxes [Abstract]
Deferred tax assets	$ 85,795	$ 96,358
Deferred tax liabilities	(157,406)	(132,038)
Deferred tax assets (liabilities)	$ (71,611)	$ (35,680)	$ (44,857)